Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 1,443		$ 88
Long term debt					72,254		65,126
Current portion of long term debt					1,871		52
Long- term debt					70,383		65,074
Market value gain (loss) on financial instruments	$ 67	$ 169	$ (672)
Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Market value gain (loss) on financial instruments	$ 383	$ (371)
Increase decrease in borrowings							1,277
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					1,029		88
Long term debt					67,590		60,459
Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					4,664		4,667
2025
Disclosure of detailed information about borrowings [line items]
Short- term debt					1,443
Long term debt					1,871
Current portion of long term debt					1,871
Long- term debt					0
2025 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					1,029
Long term debt					138
2025 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					1,733
2026
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					2,931
Current portion of long term debt					0
Long- term debt					2,931
2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					0
2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					2,931
2027
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,495
Current portion of long term debt					0
Long- term debt					8,495
2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,495
2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2028
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					9,961
Current portion of long term debt					0
Long- term debt					9,961
2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					9,961
2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2029
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					5,492
Current portion of long term debt					0
Long- term debt					5,492
2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					5,492
2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2030 and following years
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					43,504
Current portion of long term debt					0
Long- term debt					43,504
2030 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					43,504
2030 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
Colombian peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 345		$ 0
Annual rate				10.39%	10.39%	0.00%	0.00%
Colombian peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 414		$ 0
Annual rate				10.36%	10.36%
Colombian peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 345
Annual rate				10.39%	10.39%
Colombian peso | 2025 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 414
Annual rate				10.36%	10.36%
Colombian peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2026 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2027 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2028 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2028 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2029 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2029 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2030 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Colombian peso | 2030 and following years | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 638		$ 73
Annual rate				50.11%	50.11%	130.00%	130.00%
Argentine peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 638
Annual rate				50.11%	50.11%
Argentine peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Argentine peso | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Argentine peso | 2028 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Argentine peso | 2029 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Argentine peso | 2030 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 46		$ 0
Annual rate				10.75%	10.75%
Uruguayan peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 46
Annual rate				10.75%	10.75%
Uruguayan peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Uruguayan peso | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Uruguayan peso | 2028 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Uruguayan peso | 2029 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Uruguayan peso | 2030 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Euros | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0		$ 15
Annual rate						17.60%	17.60%
Euros | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Euros | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Euros | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Euros | 2028 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Euros | 2029 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
Euros | 2030 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				3.06%	3.06%	3.05%	3.05%
Long term debt					$ 43,504		$ 36,352
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 705		$ 705		$ 705
U.S. Dollar | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.73%	6.73%	6.74%	6.74%
Long term debt					$ 138		$ 140
U.S. Dollar | 2025 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.73%	6.73%
Long term debt					$ 138
U.S. Dollar | 2026 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2027 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2028 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2028 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2029 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2029 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
U.S. Dollar | 2030 and following years | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				3.06%	3.06%
Long term debt					$ 43,504
U.S. Dollar | 2030 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Mexican peso | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Increase decrease in borrowings					$ 1,659
Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				8.13%	8.13%	8.13%	8.13%
Long term debt					$ 23,948		$ 23,946
Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				10.48%	10.48%	11.57%	11.57%
Long term debt					$ 4,655		$ 4,653
Mexican peso | 2025 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2025 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				10.53%	10.53%
Long term debt					$ 1,727
Mexican peso | 2026 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2026 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				10.45%	10.45%
Long term debt					$ 2,928
Mexican peso | 2027 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				7.87%	7.87%
Long term debt					$ 8,495
Mexican peso | 2027 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Mexican peso | 2028 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				7.36%	7.36%
Long term debt					$ 9,961
Mexican peso | 2028 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Mexican peso | 2029 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				9.95%	9.95%
Long term debt					$ 5,492
Mexican peso | 2029 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Mexican peso | 2030 and following years | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2030 and following years | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate						6.90%	6.90%
Long term debt					$ 0		$ 21
Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				9.08%	9.08%	8.88%	8.88%
Long term debt					$ 9		$ 14
Real | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				9.08%	9.08%
Long term debt					$ 6
Real | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2026 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				9.08%	9.08%
Long term debt					$ 3
Real | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2027 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2028 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2028 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2029 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2029 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2030 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
Real | 2030 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					1,443
Long term debt					66,881
Current portion of long term debt					0
Long- term debt					66,881
At Fair Value | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					1,029
Long term debt					62,214
At Fair Value | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					4,667
At Fair Value | Colombian peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					345
At Fair Value | Colombian peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					414
At Fair Value | Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 638
Annual rate
At Fair Value | Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 46
At Fair Value | Euros | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate
At Fair Value | U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 39,586
At Fair Value | U.S. Dollar | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 138
At Fair Value | Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 22,490
At Fair Value | Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 4,659
At Fair Value | Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 0
At Fair Value | Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 8